Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement dated October 3, 2016 to the Prospectus

dated January 1, 2016, as supplemented to date

As of September 28, 2016, the Money Market II Fund has been converted to the Government Money Market II Fund, a U.S. Government money market fund, the shares of which are offered through a separate prospectus. Therefore, effective immediately, the shares of the Money Market II Fund are no longer offered through this Prospectus and all references to the Money Market II Fund are hereby deleted from this Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement dated October 3, 2016 to the Statement of Additional Information (“SAI”)

dated January 1, 2016, as supplemented to date

As of September 28, 2016, the Money Market II Fund has been converted to the Government Money Market II Fund, a U.S. Government money market fund, the shares of which are offered through a separate registration statement. Therefore, effective immediately, all references to the Money Market II Fund are hereby deleted from this SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.